Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance under the Registrant's 2021 Equity Incentive Plan and its 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,268,684
Proposed Maximum Offering Price per Unit	29.37
Maximum Aggregate Offering Price	$ 37,261,249.08
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,241.73
Offering Note
(1)
Amount Registered represents the estimated maximum number of shares of common stock, par value $0.0001 per share (“IonQ Common Stock”), of IonQ, Inc., a Delaware corporation (“IonQ”), to be issued, or subject to stock-based awards that were assumed by IonQ upon completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of October 9, 2026, by and among IonQ, Espresso Acquisition Sub, Inc., Elisity, Inc. (“Elisity”) and certain other parties, (as such agreement may be amended from time to time, the “Merger Agreement,” and such transactions, the “Merger”). This number is based on the sum of (i) 1,142,199, the number of shares of IonQ Common Stock that may be issued in respect of IonQ restricted stock units (“IonQ RSUs”) into which stock options in respect of shares of common stock of Elisity (“Elisity Common Stock”) that were outstanding and unvested immediately prior to the effective time of the Merger were converted, in accordance with the applicable exchange ratio under the Merger Agreement (the “Exchange Ratio”), plus (ii) 55,278, the number of shares of IonQ Common Stock that may be issued in respect of IonQ RSUs or IonQ restricted stock awards into which restricted stock awards in respect of Elisity Common Stock that were outstanding immediately prior to the effective time of the Merger were converted, in accordance with the Exchange Ratio, plus (iii) 71,207, the number of shares of IonQ Common Stock into which the number of shares of Elisity Common Stock that remained available for issuance under the Elisity, Inc. Stock Incentive Plan (the “Elisity Plan”) as of the closing of the Merger, which IonQ assumed in connection with the Merger, were converted in accordance with the Exchange Ratio.
(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of IonQ Common Stock that become issuable under the Elisity Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of IonQ Common Stock that increases the number of outstanding shares of IonQ Common Stock.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, on the basis of $29.37 per share, the average of the high and low prices of IonQ Common Stock as reported on the New York Stock Exchange on November 2, 2026, a date within five business days prior to the date of filing of the Registration Statement.